Changes in Shareholders' Equity - Schedule of Changes in Shareholders' Equity (Details) (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Foreign currency translation adjustment, tax	$ 0	$ 0